Subsequent events (Details) - Subsequent Event	1 Months Ended
	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 HKD ($) shares	Mar. 24, 2026 USD ($)
Class A ordinary shares and ADRs
Subsequent events
Share repurchase authorized amount			$ 1,000,000,000
Class A Ordinary Shares
Subsequent events
Shares repurchased | shares	2,928,100	2,928,100
Payments for repurchased shares		$ 201,901
Common Class ADR
Subsequent events
Shares repurchased | shares	698,938	698,938
Payments for repurchased shares	$ 12,348